Business Combinations - IHS Kuwait Limited (Details) $ in Thousands	1 Months Ended				6 Months Ended	12 Months Ended
	Aug. 31, 2023 item	Sep. 30, 2022 item	Oct. 31, 2021 item	Apr. 30, 2021 item	Jun. 30, 2024	Dec. 31, 2023 USD ($) item	Dec. 31, 2020 item
Business Combinations
Number of businesses acquired					0
IHS Kuwait acquisition of towers in Kuwait
Business Combinations
Number of stages of asset acquisitions completed during the period						1
Number of Towers Acquired | item	101	43	126	67		101
Percentage of interest in net assets acquired						70.00%
Percentage of interest in net assets held by non-controlling interests						30.00%
Gross consideration						$ 6,408
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW						(1,922)
Net consideration for 70% controlling interest in the acquired towers						4,486
Identifiable assets acquired and liabilities assumed:
Total identifiable net assets acquired						6,408
Towers and tower equipment						5,576
Customer related assets						2,224
Network-related assets						766
Trade and other payables						(2,158)
Non-controlling interest portion of above at 30%						$ 1,922
Percentage of net assets acquired (liabilities assumed) as disclosed in the acquisition analysis						100.00%
IHS Kuwait Limited
Business Combinations
Towers to be acquired | item							1,620
Number of Towers Acquired | item							1,162
Remaining towers yet to acquired | item							121
IHS Kuwait Limited | IHS GCC KW
Business Combinations
Shares in IHS GCC KW transferred in business combination							30.00%